Provision for Pension Plan - Underfunded Status (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total unfunded status		R$ 632,420	R$ 579,122
Reclassification to liabilities subject to compromise		(560,046)
Defined benefit plans		72,374	579,122
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		629,120
BrTPREV Plans | Financing Obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	[1]		574,725
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		R$ 3,300	R$ 4,397

[1]	Represented by the financial obligations agreement, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan's assets. This obligation represents the commitment under the terms of the JRP.